Loss Per Share (Details) - Schedule of loss per share (Parentheticals) - SFr / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Loss Per Share Abstract
Diluted loss per share	SFr (2,808)	SFr (25.76)	SFr (27.27)